Basis of Presentation and Significant Accounting Policies (Narrative) (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2015
Basis Of Presentation And Significant Accounting Policies [Line Items]
Non-current restricted cash	$ 4,800,000	$ 5,100,000
Impairment of property, plant and equipment	0	0	$ 0
Impairment of goodwill and intangibles	0	0	$ 0
Unamortized debt issuance cost	$ 71,000,000	89,400,000		$ 66,200,000
CII [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Shares authorized	625,000,000			625,000,000
Customer relationships [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Customer relationship estimated life	16 years 3 months 18 days
Senior Notes [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Unamortized debt issuance cost	$ 71,000,000	$ 89,400,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Major customer concentration	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Major customer concentration	10.00%	12.00%
Common Units [Member] | CII [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Shares authorized	625,000,000
Minimum [Member] | Customer relationships [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Customer relationship estimated life	10 years
Maximum [Member] | Customer relationships [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Customer relationship estimated life	20 years